SHARED BASED COMPENSATION AND WARRANTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 01, 2021	Apr. 25, 2023	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Class of Warrant or Right [Line Items]
Shares issued for compensation, shares					118,975	85,615
Exercise price			$ 4.00	$ 4.00			$ 4.00
Detachable Warrants [Member]
Class of Warrant or Right [Line Items]
Number of detachable warrants issued	200,000	200,000
Exercise price	$ 3.00	$ 5.00
Fair value of detachable warrants	$ 0
Stock price	$ 0.25
Exercise price	$ 3.00
Risk free rate	4.57%
Volatility	25.00%
Divident rate	0.00%
Warrant term	10 years
Chief Operating Officer [Member]
Class of Warrant or Right [Line Items]
Shares issued for compensation, shares			10,500	21,000	10,500